Retirement Plans (Components Of Net Periodic Pension Cost) (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Retirement Plans [Abstract]
Service cost	$ 1.2	$ 1.4	$ 1.1
Interest cost	3.4	4.2	3.6
Amortization of prior service cost	0.2	1.9	0.2
Amortization of net actuarial (gain) loss	0.3	0.6	0.3
Expected return on plan assets	(3.7)	(3.9)	(2.9)
Net periodic pension cost	$ 1.4	$ 4.2	$ 2.3